Equity (Details)						6 Months Ended			12 Months Ended
		Sep. 08, 2025 $ / shares shares	Mar. 19, 2025 $ / shares shares	Oct. 15, 2024 USD ($) $ / shares shares	Sep. 13, 2024 USD ($) $ / shares shares	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($) shares	Jun. 30, 2025 $ / shares shares	Feb. 26, 2025 shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 $ / shares
Equity [Line Items]
Shares issued percentage							50.00%
Price per share (in Dollars per share) | $ / shares			$ 0.000625
Gross proceeds (in Dollars)				$ 1,050,000				$ 55,057,154
Full post-share consolidation		15
Dividends paid								$ 5,865,364
Dividend per share | (per share)
Dividend Payable (in Dollars) | $
Subscription Receivable [Member]
Equity [Line Items]
Subscription receivable (in Dollars) | $							$ 10,000
Common Stock [Member]
Equity [Line Items]
Ordinary shares issued							21,615,000		21,615,000
Price per share (in Dollars per share) | $ / shares							$ 0.000625		$ 0.000625
Ordinary shares outstanding							18,229,970		18,012,500
Voting rights						one	one
Sales of ordinary shares	[1]							201,265
Designated shares issued			18,012,500
Dividends declared (in Dollars) | $
Dividends paid
Minimum [Member] | Common Stock [Member]
Equity [Line Items]
Outstanding ordinary shares		2,161,500
Maximum [Member] | Common Stock [Member]
Equity [Line Items]
Outstanding ordinary shares		21,615,000
Re-Designation of Ordinary Shares [Member]
Equity [Line Items]
Voting rights			one
Price per share (in Dollars per share) | $ / shares			$ 0.000625
Designated shares issued			14,412,500
Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued	[2]						360,000		360,000
Price per share (in Dollars per share) | $ / shares	[2]						$ 0.00625
Ordinary shares outstanding	[2]						360,000		360,000
Voting rights			fifty
Price per share (in Dollars per share) | $ / shares			$ 0.000625
Designated shares issued			3,600,000
Class B Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 0.00625
Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued	[2]						1,801,515		1,801,515
Price per share (in Dollars per share) | $ / shares	[2]						$ 0.00625
Ordinary shares outstanding	[2]						1,463,012		1,441,265
Shares were granted						21,747	21,747
Shares were vested
Class A Ordinary Shares [Member] | Employee Share Ownership Plan [Member]
Equity [Line Items]
Reserved aggregate shares										3,602,500
Class A Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Price per share (in Dollars per share) | $ / shares		$ 0.000625
IPO [Member]
Equity [Line Items]
Sales of ordinary shares				262,500	1,750,000
Price per share (in Dollars per share) | $ / shares				$ 4	$ 4
Gross proceeds (in Dollars) | $					$ 7,000,000
Before deducting underwriting discount (in Dollars) | $				$ 7,000,000

[1]

Number of shares divided as 14,412,500 Class A Ordinary Shares with a par value of US$0.000625 per share and 3,600,000 Class B Ordinary Shares with a par value of US$0.000625 per share, were approved by the board of directors, and were further approved by the shareholders on March 19, 2025, before giving effect to the Reverse Stock Split (as defined below).

Giving retroactive effect to the 10-for-1 reverse share split effected on September 8, 2025.

[2]

Number of shares divided as 14,412,500 Class A Ordinary Shares with a par value of US$0.000625 per share and 3,600,000 Class B Ordinary Shares with a par value of US$0.000625 per share, were approved by the board of directors, and were further approved by the shareholders on March 19, 2025, before giving effect to the Reverse Stock Split (as defined below).

Giving retroactive effect to the 10 for 1 reverse share split effected on September 8, 2025 (the “Reverse Stock Split”).